CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 432,035
Restricted cash	21,300
Trade and other receivables, net	114,184
Due from affiliates	230,315
Marine operating supplies	28,220
Other current assets	19,130
Total current assets	845,184
Investments in, at equity, and advances to unconsolidated companies	29,216
Net properties and equipment	837,520
Deferred drydocking and survey costs	3,208
Other assets	31,052
Total assets	1,746,180
Current liabilities:
Accounts payable	38,497
Accrued expenses	54,806
Due to affiliates	99,448
Accrued property and liability losses	2,585
Current portion of long-term debt	5,103
Other current liabilities	19,693
Total current liabilities	220,132
Long-term debt	443,057
Accrued property and liability losses	2,471
Other liabilities and deferred credits	58,576
Commitments and Contingencies
Equity:
Common stock, value	22
Additional paid-in capital	1,059,120
Retained (deficit) earnings	(39,266)
Accumulated other comprehensive loss	(147)
Total stockholders' equity	1,019,729
Noncontrolling interests	2,215
Total equity	1,021,944
Total liabilities and equity	$ 1,746,180
Predecessor
Current assets:
Cash and cash equivalents		$ 706,404
Trade and other receivables, net		123,262
Due from affiliates		262,652
Marine operating supplies		30,560
Other current assets		18,409
Total current assets		1,141,287
Investments in, at equity, and advances to unconsolidated companies		45,115
Net properties and equipment		2,864,762
Other assets		139,535
Total assets		4,190,699
Current liabilities:
Accounts payable		31,599
Accrued expenses		78,121
Due to affiliates		132,857
Accrued property and liability losses		3,583
Current portion of long-term debt		2,034,124
Other current liabilities		48,429
Total current liabilities		2,328,713
Deferred income taxes		46,013
Accrued property and liability losses		10,209
Other liabilities and deferred credits		154,705
Commitments and Contingencies
Equity:
Common stock, value		4,712
Additional paid-in capital		165,221
Retained (deficit) earnings		1,475,329
Accumulated other comprehensive loss		(10,344)
Total stockholders' equity		1,634,918
Noncontrolling interests		16,141
Total equity		1,651,059
Total liabilities and equity		$ 4,190,699